INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Israeli corporate tax rate	26.50%	25.00%	25.00%
Tax payment withheld	$ 360
U.S. income state and local taxes rate (as a percent)	35.00%
Milestone payments received	7,200
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	167,255
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 14,455
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	Dec. 31, 2019
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Year of expiration of operating loss carryforward	Dec. 31, 2032